Operating Segment Data - Summary of Net Sales of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 370,918	$ 360,283	$ 339,989	$ 286,130	$ 277,448	$ 254,333	$ 241,414	$ 229,588	$ 1,357,320	$ 1,002,783	$ 729,989
Revenue from Contract with Customer, Excluding Assessed Tax									1,357,320	1,002,783	729,989
5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									347,922	309,999	109,792
Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									131,296	78,387
Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									90,566	102,969	103,348
Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									82,658	91,956	103,812
Foam Fabricators
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									113,432
Sterno Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									381,075	226,110	218,817
Advanced Circuits [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									92,511	87,782	86,041
Arnold [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									117,860	105,580	108,179
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									1,357,320	1,002,783	729,989
Operating Segments | 5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									347,922	309,999	109,792
Operating Segments | Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									131,296	78,387	0
Operating Segments | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									90,566	102,969	103,348
Operating Segments | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									82,658	91,956	103,812
Operating Segments | ACI
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									92,511	87,782	86,041
Operating Segments | Arnold Magnetics
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									117,860	105,580	108,179
Operating Segments | Foam Fabricators
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									113,432	0	0
Operating Segments | Sterno Candle Lamp
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									381,075	226,110	218,817
Reconciliation of Segment to Consolidated | Corporate and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues									0	0	0
UNITED STATES
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1,117,194	778,532	581,949
UNITED STATES | 5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									265,306	224,141	79,429
UNITED STATES | Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									113,915	68,393
UNITED STATES | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									32,558	40,870	47,509
UNITED STATES | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									80,334	89,969	103,812
UNITED STATES | Foam Fabricators
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									97,118
UNITED STATES | Sterno Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									365,403	204,710	198,997
UNITED STATES | Advanced Circuits [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									92,511	87,782	86,041
UNITED STATES | Arnold [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									70,049	62,667	66,161
Canada
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									33,851	34,197	20,897
Canada | 5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									7,808	6,180	1,732
Canada | Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									6,162	4,070
Canada | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									3,076	3,473	2,436
Canada | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									2,324	1,987	0
Canada | Foam Fabricators
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0
Canada | Sterno Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									13,304	17,250	15,494
Canada | Advanced Circuits [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax										0	0
Canada | Arnold [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1,177	1,237	1,235
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									104,836	88,014	58,730
Europe | 5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									31,026	24,552	7,816
Europe | Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									5,574	3,066
Europe | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									28,482	25,973	17,538
Europe | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Europe | Foam Fabricators
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0
Europe | Sterno Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1,218	2,322	2,204
Europe | Advanced Circuits [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Europe | Arnold [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									38,536	32,101	31,172
Asia Pacific [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									48,201	54,393	45,775
Asia Pacific [Member] | 5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									16,168	14,800	4,400
Asia Pacific [Member] | Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1,200	756
Asia Pacific [Member] | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									25,488	32,617	33,599
Asia Pacific [Member] | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Asia Pacific [Member] | Foam Fabricators
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0
Asia Pacific [Member] | Sterno Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									169	1,244	1,410
Asia Pacific [Member] | Advanced Circuits [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Asia Pacific [Member] | Arnold [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									5,176	4,976	6,366
Other International [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									53,238	47,647	22,638
Other International [Member] | 5.11 Tactical
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									27,614	40,326	16,415
Other International [Member] | Crosman
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									4,445	2,102
Other International [Member] | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									962	36	2,266
Other International [Member] | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Other International [Member] | Foam Fabricators
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									16,314
Other International [Member] | Sterno Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									981	584	712
Other International [Member] | Advanced Circuits [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Other International [Member] | Arnold [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									$ 2,922	$ 4,599	$ 3,245